FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)		$ 0.01
PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)		0.01
Series A convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	1,094,668
Convertible redeemable participating preferred shares, issued	0	1,094,668
Convertible redeemable participating preferred shares, outstanding	0	1,094,668	1,094,668
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 1,970
Series A convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	1,094,668
Convertible redeemable participating preferred shares, issued	0	1,094,668
Convertible redeemable participating preferred shares, outstanding	0	1,094,668
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 1,970
Series B convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	686,368
Convertible redeemable participating preferred shares, issued	0	686,368
Convertible redeemable participating preferred shares, outstanding	0	686,368	686,368
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 2,162
Series B convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	686,368
Convertible redeemable participating preferred shares, issued	0	686,368
Convertible redeemable participating preferred shares, outstanding	0	686,368
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 2,162
Series C1 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	794,250
Convertible redeemable participating preferred shares, issued	0	794,250
Convertible redeemable participating preferred shares, outstanding	0	794,250	794,250
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 1,893
Series C1 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	794,250
Convertible redeemable participating preferred shares, issued	0	794,250
Convertible redeemable participating preferred shares, outstanding	0	794,250
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 1,893
Series C2 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	126,286
Convertible redeemable participating preferred shares, issued	0	126,286
Convertible redeemable participating preferred shares, outstanding	0	126,286	126,286
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 568
Series C2 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	126,286
Convertible redeemable participating preferred shares, issued	0	126,286
Convertible redeemable participating preferred shares, outstanding	0	126,286
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 568
Series C3 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	1,024,318
Convertible redeemable participating preferred shares, issued	0	1,024,318
Convertible redeemable participating preferred shares, outstanding	0	1,024,318	1,024,318
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 1,382
Series C3 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	1,024,318
Convertible redeemable participating preferred shares, issued	0	1,024,318
Convertible redeemable participating preferred shares, outstanding	0	1,024,318
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 1,382
Series D1 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	3,488,864
Convertible redeemable participating preferred shares, issued	0	3,488,864
Convertible redeemable participating preferred shares, outstanding	0	3,488,864	3,538,864
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 10,083
Series D1 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	3,488,864
Convertible redeemable participating preferred shares, issued	0	3,488,864
Convertible redeemable participating preferred shares, outstanding	0	3,488,864
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 10,083
Series D2 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	2,072,624
Convertible redeemable participating preferred shares, issued	0	2,072,624
Convertible redeemable participating preferred shares, outstanding	0	2,072,624	2,307,536
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 2,798
Series D2 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	2,072,624
Convertible redeemable participating preferred shares, issued	0	2,072,624
Convertible redeemable participating preferred shares, outstanding	0	2,072,624
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 2,798
Series E convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	4,289,457
Convertible redeemable participating preferred shares, issued	0	4,289,457
Convertible redeemable participating preferred shares, outstanding	0	4,289,457	4,289,457
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 22,056
Series E convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	4,289,457
Convertible redeemable participating preferred shares, issued	0	4,289,457
Convertible redeemable participating preferred shares, outstanding	0	4,289,457
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 22,056
Series F convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	7,204,680
Convertible redeemable participating preferred shares, issued	0	7,204,680
Convertible redeemable participating preferred shares, outstanding	0	7,204,680	4,654,697
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 93,639
Series F convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	0	7,204,680
Convertible redeemable participating preferred shares, issued	0	7,204,680
Convertible redeemable participating preferred shares, outstanding	0	7,204,680
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 0	$ 93,639
Class A common shares
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	37,648,485
Common shares, issued	33,556,439	4,599,674
Common shares, outstanding	33,556,439	4,599,674
Class A common shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	37,648,485
Common shares, issued	33,556,439	4,599,674
Common shares, outstanding	33,556,439	4,599,674
Class B common shares
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	1,570,000	1,570,000
Common shares, issued	0	1,570,000
Common shares, outstanding	0	1,570,000
Class B common shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	1,570,000	1,570,000
Common shares, issued	0	1,570,000
Common shares, outstanding	0	1,570,000
Class C common shares
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	2,000,000	0
Common shares, issued	805,100	0
Common shares, outstanding	805,100	0
Class C common shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	2,000,000	0
Common shares, issued	805,100	0
Common shares, outstanding	805,100	0